Timber - Additional Information (Detail) (Georgia [Member], USD $)	12 Months Ended
	Dec. 31, 2012 acre	Dec. 31, 2011	Dec. 31, 2010
Georgia [Member]
Timber owned directly or through ventures	121,000
Acres of timber under lease	17,000
Non-cash cost of timber cut and sold	$ 1,220,000	$ 990,000	$ 1,544,000